Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
December 31, 2023	$ 15,361
December 31, 2024	15,361
December 31, 2025	15,361
December 31, 2026	21,757
December 31, 2027	20,752
December 31, 2028 and thereafter	104,688
Total bareboat lease minimum payments	193,280
Unamortized lease issuance costs	(2,681)
Total bareboat lease minimum payments, net	190,599
Lease financing short term	15,361
Lease financing long term, net of unamortized lease issuance costs	$ 175,238